UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Americus Capital Advisors, LLC

Address:  127 Post Road East
          Westport, CT 06880


13F File Number: 028-12831

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Reiferson
Title:  Managing Principal
Phone:  (212)867-9766


Signature, Place and Date of Signing:


/s/ Paul Reiferson                New York, New York           November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total: $46,734
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8

                                TITLE OF                     VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION   MGRS    SOLE  SHARED  NONE
ALLEGHENY ENERGY INC            COM              017361106   5,494       207,168  SH         SOLE                207,168  0      0
ALLEGHENY ENERGY INC            COM              017361106     207         7,800      CALL   SOLE                  7,800  0      0
ANNALY CAP MGMT INC             COM              035710409   4,583       252,657  SH         SOLE                252,657  0      0
ASSISTED LIVING CONCPT NEV N    CL A NEW         04544X300   1,813        87,512  SH         SOLE                 87,512  0      0
BROADRIDGE FINL SOLUTIONS IN    COM              11133T103   3,224       160,413  SH         SOLE                160,413  0      0
CIT GROUP INC                   COM              125581108       7         5,950  SH         SOLE                  5,950  0      0
CIT GROUP INC                   COM              125581108     366       303,000      CALL   SOLE                303,000  0      0
CIT GROUP INC.                  CNV              125581603   1,296       211,118  PRN        SOLE                211,118  0      0
CAREFUSION CORP                 COM              14170T101   2,135        97,950  SH         SOLE                 97,950  0      0
LIBERTY MEDIA CORP NEW          ENT COM SER A    53071M500   2,022        65,000  SH         SOLE                 65,000  0      0
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100   1,834        40,502  SH         SOLE                 40,502  0      0
RAMBUS INC DEL                  COM              750917106     774        44,459  SH         SOLE                 44,459  0      0
RAMBUS INC DEL                  NOTE 2/0         750917AB2   6,630     6,500,000  PRN        SOLE              6,500,000  0      0
SPDR TR                         UNIT SER 1       78462F103   8,447        80,000       PUT   SOLE                 80,000  0      0
SPDR GOLD TRUST                 GOLD SHS         78463V107   2,592        26,226  SH         SOLE                 26,226  0      0
US BANCORP DEL                  COM NEW          902973304   2,381       108,937  SH         SOLE                108,937  0      0
WELLS FARGO & CO NEW            PERP PFD CNV A   949746804   2,929         3,280  PRN        SOLE                  3,280  0      0

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